NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
NET LOSS PER SHARE
Schedule of basic and diluted net loss per share attributable to common stockholders

	Year Ended December 31,
	2021	2020	2019

	(In thousands, except share and per share data)
Numerator:
Net loss	$(33,987)	$(23,746)	$(625)
Less dividends and revaluation attributable to redeemable preferred stock and redeemable convertible preferred stock	33,632	13,636	11,398
Net loss attributable to common stockholders	$(67,619)	$(37,382)	$(12,023)
Denominator:
Weighted average common shares outstanding — basic and diluted	202,881,911	47,007,695	36,114,832
Net loss per share attributable to common stockholders — basic and diluted	$(0.33)	$(0.80)	$(0.33)

	Unaudited
	Three months ended December 31,
	2021	2020

	(In thousands, except share and per share data)
Numerator:
Net loss	$(18,902)	$(11,215)
Less dividends attributable to redeemable preferred stock and redeemable convertible preferred stock	—	3,727
Net loss attributable to common stockholders	$(18,902)	$(14,942)
Denominator:
Weighted average common shares outstanding — basic and diluted	340,580,941	52,076,541
Net loss per share attributable to common stockholders — basic and diluted	$(0.06)	$(0.29)

Schedule of excluded potential common shares

	Year Ended December 31,
	2021	2020	2019
Options to purchase common stock and unvested RSUs	34,145,397	8,232,204	9,773,702
Redeemable preferred stock and redeemable convertible preferred stock (as converted to common stock)	53,435,900	111,452,020	111,452,020
Warrants	840,981	222,414	237,978
	88,422,278	119,906,638	121,463,700